Financial income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income
Schedule of financial income

DKK thousand	2019	2018	2017
Interest income from financial assets measured at amortized costs	5,413	4,263	2,048
Fair value adjustments of Other investments and Marketable securities	2,846	0	74
Exchange rate adjustments	5,518	4,705	0
Dividend, Marketable securities	878	1,020	0
Total financial income	14,655	9,988	2,122